LOANS AND LEASES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) loans	Dec. 31, 2023 USD ($) loans	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	$ 3,750,657,000	$ 3,982,599,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	11,300,000	$ 4,400,000
Restructured Loans, Nonaccrual Status			$ 10,000,000.0
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 0
Impaired receivables, Number of Contracts | loans	12	18
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000